Financial risk management - financial assets and liabilities by contractual term (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	R$ 35,805,528	R$ 19,515,660
Financial liabilities by contractual term	27,956,065	(16,482,563)
Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	10,816,713	7,272,726
Financial liabilities by contractual term	17,153,415	(9,813,691)
From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	4,099,619	2,069,146
Financial liabilities by contractual term	10,506,766	(1,184,793)
Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	20,889,196	10,173,788
Financial liabilities by contractual term	295,884	(5,484,079)
Liabilities with financial institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	5,341,464	1,756,913
Liabilities with financial institutions | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	5,306,020	1,706,681
Liabilities with financial institutions | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	35,444	50,232
Liabilities with customer
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	18,333,543	12,436,632
Liabilities with customer | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	11,360,378	7,550,562
Liabilities with customer | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	6,956,400	607,077
Liabilities with customer | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	16,765	4,278,993
Securities issued [Member]..
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	3,572,093	1,729,436
Securities issued [Member].. | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	112,591	80,924
Securities issued [Member].. | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	3,349,639	505,572
Securities issued [Member].. | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	109,863	1,142,940
Derivative financial instrument
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	66,545	56,758
Derivative financial instrument | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	29,452	20,767
Derivative financial instrument | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	37,093	35,991
Borrowing and onlending [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	25,071	27,405
Borrowing and onlending [Member] | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	99	104
Borrowing and onlending [Member] | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	1,087	1,145
Borrowing and onlending [Member] | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	23,886	26,156
Other liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	617,349	475,420
Other liabilities [Member] | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	374,327	475,420
Other liabilities [Member] | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	134,744
Other liabilities [Member] | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	108,277
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	500,446	2,154,687
Cash and cash equivalents | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	500,446	2,154,687
Compulsory deposits at Banco Central do Brasil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	2,399,488	502,369
Compulsory deposits at Banco Central do Brasil | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	2,399,488	502,369
Amounts due from financial institution
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	2,051,862	1,709,729
Amounts due from financial institution | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	2,051,862	1,207,383
Amounts due from financial institution | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term		502,346
Securities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	12,757,687	5,812,622
Securities [Member] | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	474,509	196,927
Securities [Member] | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	203,451	161,356
Securities [Member] | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	12,079,727	5,454,339
Derivative financial instrument
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	86,948	27,513
Derivative financial instrument | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	86,948	6,510
Derivative financial instrument | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term		21,003
Loans and advances to customers
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	17,216,362	8,790,058
Loans and advances to customers | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	4,616,124	2,795,385
Loans and advances to customers | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	3,868,156	1,357,068
Loans and advances to customers | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	8,732,082	4,637,605
Other assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	792,735	518,681
Other assets [Member] | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	687,336	409,465
Other assets [Member] | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	28,012	27,373
Other assets [Member] | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	R$ 77,387	R$ 81,844